Note 10 - Income Tax Provision	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of income tax [text block]
10.	Income tax provision:

Income tax provision for the three month period ended January 31, 2025 was $3.0 million ( January 31, 2024 - $4.3 million). The Bank’s combined statutory federal and provincial income tax rate in Canada is approximately 27% (2024 - 27%). The Bank’s effective rate reflects the statutory rate adjusted for certain items not being taxable or deductible for income tax purposes.